ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements Abstract
ORGANIZATION

1. ORGANIZATION

Organization. Presidio Property Trust, Inc. (“we”, “our”, “us” or the “Company”) is an internally managed diversified real estate investment trust (“REIT”), with holdings in office, industrial, retail, and model home properties. NetREIT was incorporated in California on January 28, 1999, and was merged into NetREIT, Inc., a Maryland corporation, on August 4, 2010. In October 2017, we changed our name from “NetREIT, Inc.” to “Presidio Property Trust, Inc.” The Company’s portfolio includes the following properties:

•	Ten office buildings and one industrial property (“Office/Industrial Properties”) which total approximately 998,016 rentable square feet;

•	Four retail shopping centers (“Retail Properties”) which total approximately 131,722 rentable square feet; and

•

138 model home residential properties (“Model Homes”) leased back on a triple-net basis to homebuilders that are owned by five affiliated limited partnerships and one wholly-owned corporation (“Model Home Properties”).

The Company or one of its affiliates operates the following partnerships during the periods covered by these condensed consolidated financial statements:

•

The Company is the sole general partner and a limited partner in two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), all with ownership interests in entities that own real estate income producing properties.

•

The Company is the general and/or limited partner in five limited partnerships that purchase Model Homes and lease them back to homebuilders (Dubose Model Home Investors #202, LP, Dubose Model Home Investors #203, LP, Dubose Model Home Investors #204, LP, Dubose Model Home Investors #205, LP and NetREIT Dubose Model Home REIT, LP). The Company refers to these entities collectively as the “Model Home Partnerships”.

The Company has determined that the limited partnerships in which it owns less than 100% should be included in the Company’s consolidated financial statements as the Company directs their activities and has control of such limited partnerships.

We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code (“Code”), for federal income tax purposes. To maintain our qualification as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership. Provided we maintain our qualification for taxation as a REIT, we are generally not subject to corporate level income tax on the earnings distributed currently to our stockholders that we derive from our REIT qualifying activities. If we fail to maintain our qualification as a REIT in any taxable year and are unable to avail ourselves of certain savings provisions set forth in the Code, all of our taxable income would be subject to federal income tax at regular corporate rates, including any applicable alternative minimum tax. We are subject to certain state and local income taxes.

We, together with one of our entities, have elected to treat our subsidiaries as a taxable REIT subsidiary (a “TRS”) for federal income tax purposes. Certain activities that we undertake must be conducted by a TRS, such as non-customary services for our tenants, and holding assets that we cannot hold directly. A TRS is subject to federal and state income taxes.

The Company has concluded that there are no significant uncertain tax positions requiring recognition in its financial statements. Neither the Company nor its subsidiaries have been assessed any significant interest or penalties for tax positions by any major tax jurisdictions.

Liquidity. On September 17, 2019 the Company executed a Promissory Note (“Note”) pursuant to which Polar Multi-Strategy Master Fund (“Polar”), executed a loan in the principal amount of $14.0 million to the Company. The Note bears interest at a fixed rate of 8% per annum and requires monthly interest-only payments. The final payment due at maturity, October 1, 2020 (or March 31, 2021, if extended pursuant to the Note), includes payment of the outstanding principal and accrued and unpaid interest. The Company used the proceeds of the Note from Polar to redeem all of the outstanding shares of the Series B Preferred Stock.

For the nine months remaining in 2020 and the year ending December 31, 2021, we have $20.2 million and $ 23.4 million of mortgage notes payable maturing, respectively, related to our properties. Certain properties will be sold and the underlying mortgage notes will be paid off with sales proceeds while other mortgage notes will be refinanced. For the year ending December31, 2020, we have $ 9.9 million of mortgage notes payable maturing related to the model homes properties and $10.3 million of mortgage notes payable maturing related to the commercial properties.

1. ORGANIZATION AND BASIS OF PRESENTATION

Organization. Presidio Property Trust, Inc. (“we”, “our”, “us” or the “Company”) is an internally-managed real estate investment trust (“REIT”). We were incorporated in the State of California on September 28, 1999, and in August 2010, we reincorporated as a Maryland corporation. In October 2017, we changed our name from “NetREIT, Inc.” to “Presidio Property Trust, Inc.” Through Presidio Property Trust, Inc., its subsidiaries and its partnerships, we own 16 commercial properties in fee interest and have partial interests in one property through our investments in limited partnerships for which we serve as the general partner.

The Company or one of its affiliates operate the following partnerships during the periods covered by these consolidated financial statements:

•

The Company is the sole general partner and limited partner in two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), all with ownership in real estate income producing properties. The Company refers to these entities collectively, as the “NetREIT Partnerships”.

•

The Company is the general partner and/or limited partner in five limited partnerships that purchase model homes and lease them back to homebuilders (Dubose Model Homes Investors #202, LP, Dubose Model Homes Investors #203, LP, Dubose Model Homes Investors #204, LP, Dubose Model Homes Investors #205, LP and NetREIT Dubose Model Home REIT, LP). The Company refers to these entities collectively, as the “Model Home Partnerships”.

The Company has determined that the limited partnerships in which it owns less than 100%, should be included in the Company’s consolidated financial statements as the Company directs their activities and holds a variable interest in these limited partnerships for which the Company is the primary beneficiary.

Unit-based information used herein (such as references to square footage or property occupancy rates) is unaudited.

Liquidity. On September 17, 2019 the Company executed a Promissory Note (“Note”) pursuant to which Polar Multi-Strategy Master Fund (“Polar”), executed a loan in the principal amount of $14.0 million to the Company. The Note bears interest at a fixed rate of 8% per annum and requires monthly interest-only payments. The final payment due at maturity, October 1, 2020 (or March 31, 2021, if extended pursuant to the Note), includes payment of the outstanding principal and accrued and unpaid interest. The Company used the proceeds of the Note from Polar to redeem all of the outstanding shares of the Series B Preferred Stock.

We have $12.3 million of mortgage notes payable maturing in 2020 related to the model home properties. Management expects certain model home properties will be sold and the underlying mortgage notes will be paid off with sales proceeds while other mortgage notes will be refinanced. We have $16.9 million of mortgage notes payable maturing in 2020 related to the commercial properties. We plan to sell properties or refinance a significant portion of the mortgage notes payable, in the event the commercial property securing the respective mortgage note is not sold on or before maturity.

Segments. The Company acquires and operates income producing properties in three business segments including Office/Industrial Properties, Model Home Properties and Retail Properties. See Note 14. “Segments”.

Customer Concentration.Concentration of credit risk with respect to tenant receivable is limited due to the large number of tenants comprising the Company’s rental revenue. We had one tenant account for 6.1% of total rental income for the year ended December 31, 2019 and one single tenant accounted for 5.7% of total rental income for the year ended December 31, 2018 .